Property, Plant and Equipment (Tables)	12 Months Ended
Dec. 31, 2024
Property, Plant and Equipment [Abstract]
Schedule of Property Plant and Equipment
The service life ranges and weighted average remaining service life of PPE as at December 31 were as follows.

	2024		2023
(years)	Service Life Ranges	Weighted Average Remaining Service Life	Service Life Ranges	Weighted Average Remaining Service Life
Distribution
Electric	5-80	32	5-80	31
Gas	18-83	37	18-95	38
Transmission
Electric	20-85	42	20-90	41
Gas	10-80	35	10-85	36
Generation	2-95	22	2-95	23
Other	3-80	13	3-80	10

($ millions)	Cost	Accumulated Depreciation	Net Book Value
2024
Distribution
Electric	15,771	(4,078)	11,693
Gas	7,148	(1,866)	5,282
Transmission
Electric	23,084	(4,865)	18,219
Gas	2,937	(894)	2,043
Generation	8,056	(3,110)	4,946
Other	5,014	(1,809)	3,205
Assets under construction	3,578	—	3,578
Land	490	—	490
	66,078	(16,622)	49,456

2023
Distribution
Electric	14,352	(3,708)	10,644
Gas	6,682	(1,736)	4,946
Transmission
Electric	19,886	(4,267)	15,619
Gas	2,751	(843)	1,908
Generation	7,192	(2,739)	4,453
Other	4,444	(1,645)	2,799
Assets under construction	2,581	—	2,581
Land	435	—	435
	58,323	(14,938)	43,385

Schedule of Jointly-Owned Facilities	As at December 31, 2024, interests in jointly owned facilities consisted of the following.

	Ownership		Accumulated	Net Book
($ millions, except as indicated)	(%)	Cost	Depreciation	Value
Transmission Facilities	Various	1,704	(489)	1,215
Springerville Common Facilities	86.0	580	(344)	236
Springerville Coal Handling Facilities	83.0	299	(154)	145
Four Corners Units 4 and 5 ("Four Corners")	7.0	311	(155)	156
Gila River Common Facilities	50.0	131	(52)	79
Luna Energy Facility ("Luna")	33.3	101	3	104
		3,126	(1,191)	1,935